Significant accounting policies and judgements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of List Of Accounting Policies [Abstract]
Earnings per share	The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs	Treasury share[1]
Class C Shares	Treasury share
Earn-out Rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Notes	The number of shares issued assuming conversion occurred at the beginning of the reporting period
Convertible Credit Facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
The following table presents the computation of basic and diluted Net loss per share for the years ended December 31, 2023, 2022, and 2021 when applying the exchange ratio:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
	Class A and B Common Shares
Net loss attributable to common shareholders	(1,181,875)	(479,017)	(969,808)
Weighted-average number of common shares outstanding:
Basic and diluted	2,110,069	2,027,328	1,911,580
Net loss per share (in ones):
Basic and diluted	(0.56)	(0.24)	(0.51)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2023, 2022, and 2021:

	For the year ended December 31,
	2023	2022	2021
Earn-out Shares	158,177,609	158,177,609	—
Class C-1 Shares	20,499,965	15,999,965	—
Class C-2 Shares	4,500,000	9,000,000	—
PSUs	1,971,076	858,821	—
RSUs	762,071	458,620	—
Marketing consulting services agreement	—	125,000	—
Convertible Notes	—	—	4,306,466
Total antidilutive shares	185,910,721	184,620,015	4,306,466

Disclosure of detailed information about intangible assets	The following useful lives are applied in Polestar Group:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment (excluding tooling)	3-7